Stock-Based Compensation (Details) - USD ($)						1 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended
	May 10, 2023	Mar. 31, 2023	Jan. 10, 2023	Feb. 04, 2022	Feb. 01, 2022	Dec. 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Jul. 31, 2021	Mar. 31, 2023	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022
Stock-Based Compensation (Details) [Line Items]
Sale of common stock (in Shares)	570,166	715,665	214,667								723,008	2,017,498
Deferred compensation (in Dollars)								$ 30,000				$ 1,372,435
Amortization of deferred compensation (in Dollars)												662,464	$ 662,464
Amortization of deferred compensation (in Dollars)													$ 11,034
Common stock value (in Dollars)												300,000
Amortized cost (in Dollars)												258,000
Deferred compensation on the consolidated balance sheet (in Dollars)												$ 42,000
Expiring										10 years
Issued shares (in Shares)												163,000
Stock based compensation description												In December 2021, the Company issued options to purchase common stock to two directors in increments of 125,000 each. The options have an exercise price of $2.00, expire in 10 years, vest 12,500 options per quarter in the first year and 9,375 per quarter for the following two years.In February 2022, the company granted 16,750 in options to one director and 15,500 to another director at a price of $2.00 per share, for committee service. These options are subject to quarterly vesting over four quarters and expire in 10 years.
Grants option shares (in Shares)												471,250	817,750
Stock-based compensation expenses (in Dollars)												$ 448,444	$ 204,011
Unrecognized stock-based compensation (in Dollars)												$ 1,342,964
Average period												1 year 7 months 6 days
Excess of fair value price per share												$ 2.9
Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
Excess of fair value price per share											$ 0.0104
Vesting terms												2 years
Exercise price per share												$ 2.6
Maximum
Stock-Based Compensation (Details) [Line Items]
Excess of fair value price per share											$ 0.0195
Vesting terms												4 years
Exercise price per share												$ 3
Employees [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting percentage							25.00%
Director [Member]
Stock-Based Compensation (Details) [Line Items]
Excess of fair value price per share									$ 2
Expiring									10 years
Issued shares (in Shares)									10,000
Advisor [Member]
Stock-Based Compensation (Details) [Line Items]
Excess of fair value price per share									$ 2
Expiring				10 years					5 years
Issued shares (in Shares)									10,000
Grants option shares (in Shares)				2,500
Exercise price per share				$ 2
Employees [Member]
Stock-Based Compensation (Details) [Line Items]
Expiring						10 years	10 years					10 years
Issued shares (in Shares)						161,000	513,000
Exercise price per share						$ 2.10	$ 2
Exercise price per share						$ 2
Employees and Directors [Member]
Stock-Based Compensation (Details) [Line Items]
Expiring										10 years
Issued shares (in Shares)		109,750								109,750
Exercise price per share										$ 3
Non-Employee Advisors [Member]
Stock-Based Compensation (Details) [Line Items]
Issued shares (in Shares)		37,500								37,500
Exercise price per share										$ 3
Advisory Agreement [Member]
Stock-Based Compensation (Details) [Line Items]
Grants option shares (in Shares)					2,500
Consulting Services [Member]
Stock-Based Compensation (Details) [Line Items]
Issue of share (in Shares)								150,000
Common stock value (in Dollars)								$ 300,000